Supplemental Balance Sheet Information - Sales Credit Reserve (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sales credit reserve
Balance, beginning of period	$ 714	$ 312	$ 312	$ 30
Additions	843	529	1,210	683	$ 30
Deductions against reserve	(905)	(289)	(808)	(401)
Balance, end of period	$ 652	$ 552	$ 714	$ 312	$ 30